Customer deposits	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Customer deposits
Customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

Million of euros
	2019	2018	2017
Classification:
Financial liabilities held for trading	—	—	28,179
Financial liabilities designated at fair value through profit or loss	34,917	39,597	28,945
Financial liabilities at amortised cost*	789,448	740,899	720,606
	824,365	780,496	777,730
Geographical area:
Spain	271,103	267,210	260,181
European Union (excluding Spain)	334,542	309,615	318,580
United States and Puerto Rico	60,011	53,843	50,771
Other OECD countries	71,235	67,462	62,980
South America	87,474	82,343	84,752
Rest of the world	—	23	466
	824,365	780,496	777,730
Type:
Demand deposits-
Current accounts	373,146	346,345	328,217
Savings accounts	208,701	196,493	189,845
Other demand deposits	6,686	5,873	7,010
Time deposits-
Fixed-term deposits and other term deposits	194,163	195,540	195,285
Home-purchase savings accounts	44	40	45
Discount deposits	3	3	3
Hybrid financial liabilities	2,711	3,419	4,295
Subordinated liabilities	—	23	21
Repurchase agreements	38,911	32,760	53,009
	824,365	780,496	777,730

*	The decrease reflects the run-down of UK's trading business due to the banking reform (Ring-fencing).
Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost and of the related average interest rates.